Long Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Long-term Debt, Unclassified [Abstract]
Principal amount	$ 171,490	$ 110,490
Less: unamortized debt discount and issuance costs	(1,210)	(1,898)
Total debt, net	170,280	108,592
Less: current portion	0	0
Total long term debt, net	$ 170,280	$ 108,592